Note 5 - Components of Balance Sheet Accounts (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Network [Member]
Liabilities:
Accrued expenses	$ 2,493,586	$ 3,284,467
Accounts receivable, net	494,768	715,993	723,569
Prepaid expenses and other current assets		278,891	612,570
Deferred acquisitions costs		253,685
Total Current Assets	726,746	1,248,569	1,336,139
Property and equipment			3,233,486
Deferred acquisitions costs			879,518
Security deposits	231,978		58,414
Total Long Term Assets			4,171,418
Accounts payable	806,606	556,800	114,042
Accrued expenses	30,000	66,101	82,819
Total Current Liabilities	$ 3,330,192	$ 3,907,368	$ 196,861